Loan Receivable, Net - Schedule of Movement of Allowance for Expected Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year/period	$ 13,792
Provision	(570)	(13,792)
Total	$ 14,362	$ 13,792